Derivative Liabilities - Schedule of Fair Value of the Additional Warrants (Details)	Dec. 31, 2024	Jan. 29, 2024	Dec. 31, 2023
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input		106.9
Expected volatility [Member] | Additional Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input	133.54		101.39
Expected volatility [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input	114.9
Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input		34.97
Exercise Price [Member] | Additional Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input	183.82		183.82
Exercise Price [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input	2.7008
Share price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input		42.12
Share price [Member] | Additional Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input	2.57		39.65
Share price [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input	2.57
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input		3.98
Risk-free interest rate [Member] | Additional Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input	4.27		3.93
Risk-free interest rate [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input	4.4
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input
Dividend yield [Member] | Additional Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input
Dividend yield [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input
Expected life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input		5.5
Expected life [Member] | Additional Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input	2.91		3.91
Expected life [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input	4.58
Weighted average cost of capital (WACC) [Member] | Additional Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative measurement input	21.9		20.4